As filed with the Securities and Exchange Commission on September 8, 2021

1933 Act File No. 333-233772

1940 Act File No. 811-23475

U.S. SECURITIES AND EXCHANGE COMMISSION

WASHINGTON, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
PRE-EFFECTIVE AMENDMENT NO.	☐
POST-EFFECTIVE AMENDMENT NO. 5

and/or

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
AMENDMENT NO. 7
(Check appropriate box or boxes)

AltShares Trust

(Exact Name of Registrant as Specified in Charter)

41 Madison Avenue, 42nd Floor

New York, New York 10010

(Address of Principal Executive Offices) (Zip Code)

Registrant’s Telephone Number, including Area Code

(855) 955-1607

John S. Orrico

41 Madison Avenue

New York, NY 10010

(Name and Address of Agent for Service)

With copies to:

Fatima S. Sulaiman, Esq.

Stacy L. Fuller, Esq.

K&L GATES LLP

1601 K Street

Washington, DC 20006

TITLE OF SECURITIES BEING REGISTERED: Shares of the AltShares Event-Driven ETF.

APPROXIMATE DATE OF PROPOSED PUBLIC OFFERING: As soon as practicable after the effective date of this Registration Statement.

It is proposed that this filing will become effective (check appropriate box):

☐	immediately upon filing pursuant to paragraph (b) of Rule 485
☒	on September 16, 2021 pursuant to paragraph (b) of Rule 485
☐	60 days after filing pursuant to paragraph (a)(1) of Rule 485
☐	on (date) pursuant to paragraph (a)(1) of Rule 485
☐	75 days after filing pursuant to paragraph (a)(2) of Rule 485
☐	on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

☒	this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

This filing relates solely to shares of the AltShares Event-Driven ETF. No information contained herein is intended to amend or supersede any prior filing relating to any other series or classes of the Registrant.

AltShares Trust

Contents of Registration Statement

This registration document is comprised of the following:

Cover Sheet

Contents of Registration Statement

Prospectus*

Statement of Additional Information*

Other Information*

Explanatory Note

Signature Page

* Incorporated herein by reference to Post-Effective Amendment No. 3 to Registrant’s Registration Statement, SEC File No. 811-23475, filed on May 28, 2021, EDGAR Accession No. 0001104659-21-074293.

EXPLANATORY NOTE:

This Post-Effective Amendment No. 5 to the Registration Statement on Form N-1A for AltShares Trust incorporates by reference the Registrant’s Prospectus (Part A), Statement of Additional Information (Part B) and Other Information (Part C) relating to the AltShares Event-Driven ETF in Post-Effective Amendment No. 3, which was filed with the U.S. Securities and Exchange Commission on May 28, 2021. The sole purpose of this filing is to delay the effective date of Registrant’s Post-Effective Amendment No. 3 to September 16, 2021 pursuant to paragraph (b)(1)(iii) of Rule 485 under the Securities Act of 1933, as amended. The effectiveness of the Registration Statement of the Fund was previously delayed until September 9, 2021 pursuant to paragraph (b)(1)(iii) of Rule 485 of the 1933 Act in a filing made on August 10, 2021.

No offering or sales of shares of the AltShares Event-Driven ETF have been made in reliance on Post-Effective Amendment No. 3.

SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this Amendment to the Registration Statement under Rule 485(b) under the Securities Act of 1933 and has duly caused this Amendment to the Registration Statement to be signed on its behalf by the undersigned, duly authorized, in the City of New York and State of New York, on the 8th day of September, 2021.

ALTSHARES TRUST
By:	/s/ John S. Orrico
John S. Orrico
President

Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date(s) indicated.

Signature	Title	Date

/s/ John S. Orrico	President and Trustee	September 8, 2021
John S. Orrico

/s/ Jonathon Hickey	Chief Financial Officer and Treasurer	September 8, 2021
Jonathon Hickey

/s/ Francis X. Tracy*	Trustee	September 8, 2021
Francis X. Tracy

/s/ Nancy M. Morris*	Trustee	September 8, 2021
Nancy M. Morris

*By:	/s/ Fatima Sulaiman
Fatima Sulaiman
Attorney-in-Fact

* Pursuant to Powers of Attorney incorporated herein by reference to the Registrant’s Form N-14 filing on June 3, 2021.